Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000007112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000033747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007112
Average Annual Return [Line Items]
Average Annual Return, Percent	32.29%	13.82%	10.77%
Without Sales Load [Member] | C000007114
Average Annual Return [Line Items]
Average Annual Return, Percent	25.09%	14.82%	12.99%
Without Sales Load [Member] | C000007113
Average Annual Return [Line Items]
Average Annual Return, Percent	25.01%	14.74%	12.91%
Without Sales Load [Member] | C000007115
Average Annual Return [Line Items]
Average Annual Return, Percent	31.04%	11.01%	9.45%
Without Sales Load [Member] | C000033747
Average Annual Return [Line Items]
Average Annual Return, Percent	32.09%	13.81%	10.08%
NACC2 Index: MSCI US Small + Mid Cap 2200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Small + Mid Cap 2200 Index
Average Annual Return, Percent	28.66%	11.55%	10.35%
NACC2 Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%	11.48%	11.30%
NACC2 Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	29.33%	11.48%	11.30%
NACC2 Index: MSCI All Country World Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Net
Average Annual Return, Percent	31.76%	12.19%	9.39%
NACC2 Index: MSCI US Small Cap 1750 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Small Cap 1750 Index
Average Annual Return, Percent	26.60%	11.17%	9.54%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	35.24%	15.15%	12.75%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.24%	15.15%	12.75%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	35.24%	15.15%	12.75%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	35.24%	15.15%	12.75%